Cash and Investments - Changes in Level 3 Financial Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 17, 2019	Dec. 31, 2020	Dec. 31, 2019
ICICI Lombard General Insurance Company Limited
Changes in fair value measurement, assets [abstract]
Ownership percentage			9.90%
Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		$ 4,935.1	$ 5,374.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		178.2	708.3
Purchases		1,290.1	890.9
Transfer out of category due to change in accounting treatment		(149.3)
Sales and distributions		(894.3)	1,389.2
Transfer out of category		(44.4)	(613.3)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		17.9	31.3
Deconsolidation of non-insurance subsidiary (note 23)		(156.5)
Assets held for sale (note 23)			(66.9)
Balance - December 31		5,176.8	4,935.1
Limited partnerships and other | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		1,846.7	1,810.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		155.9	136.0
Purchases		198.1	196.6
Transfer out of category due to change in accounting treatment		0.0
Sales and distributions		392.8	251.9
Transfer out of category		(44.4)	(39.0)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		3.4	6.8
Deconsolidation of non-insurance subsidiary (note 23)		0.0
Assets held for sale (note 23)			(12.5)
Balance - December 31		1,766.9	1,846.7
Private placement debt securities | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		1,420.1	1,992.9
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		99.3	(159.8)
Purchases		1,012.8	424.5
Transfer out of category due to change in accounting treatment		(149.3)
Sales and distributions		474.6	806.6
Transfer out of category		0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		12.5	23.3
Deconsolidation of non-insurance subsidiary (note 23)		(146.6)
Assets held for sale (note 23)			(54.2)
Balance - December 31		1,774.2	1,420.1
Derivatives and other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		764.3	476.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		(100.4)	195.9
Purchases		44.2	195.3
Transfer out of category due to change in accounting treatment		0.0
Sales and distributions		0.0	109.2
Transfer out of category		0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		(0.6)	5.8
Deconsolidation of non-insurance subsidiary (note 23)		(9.9)
Assets held for sale (note 23)			(0.2)
Balance - December 31		697.6	764.3
Private company preferred shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		569.2	255.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		(3.0)	374.3
Purchases		20.7	49.0
Transfer out of category due to change in accounting treatment		0.0
Sales and distributions	$ 108.7	0.1	108.7
Transfer out of category		0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		0.6	(1.1)
Deconsolidation of non-insurance subsidiary (note 23)		0.0
Assets held for sale (note 23)			0.0
Balance - December 31		587.4	569.2
Common shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		205.6	668.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		27.4	132.0
Purchases		14.3	25.5
Transfer out of category due to change in accounting treatment		0.0
Sales and distributions		8.0	45.4
Transfer out of category		0.0	(574.3)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		0.6	(0.2)
Deconsolidation of non-insurance subsidiary (note 23)		0.0
Assets held for sale (note 23)			0.0
Balance - December 31		239.9	205.6
Private equity funds | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1		129.2	170.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings		(1.0)	29.9
Purchases		0.0	0.0
Transfer out of category due to change in accounting treatment		0.0
Sales and distributions		18.8	67.4
Transfer out of category		0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income		1.4	(3.3)
Deconsolidation of non-insurance subsidiary (note 23)		0.0
Assets held for sale (note 23)			0.0
Balance - December 31		$ 110.8	$ 129.2